Earnings Per Share	12 Months Ended
Nov. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic and diluted earnings per share were calculated as follows:

	Years Ended November 30,
(In thousands, except per share amounts)	2014	2013	2012
Numerator:
Net earnings attributable to Lennar	$638,916	479,674	679,124
Less: distributed earnings allocated to nonvested shares	414	458	531
Less: undistributed earnings allocated to nonvested shares	7,379	6,356	10,397
Numerator for basic earnings per share	631,123	472,860	668,196
Plus: interest on 3.25% convertible senior notes due 2021 and 2.00% convertible senior notes due 2020 (1)	7,928	11,302	11,330
Plus: undistributed earnings allocated to convertible shares	7,379	6,356	10,397
Less: undistributed earnings reallocated to convertible shares	6,632	5,506	9,050
Numerator for diluted earnings per share	$639,798	485,012	680,873
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	202,209	190,473	186,662
Effect of dilutive securities:
Shared based payments	8	254	984
Convertible senior notes	26,023	35,193	31,049
Denominator for diluted earnings per share - weighted average common shares outstanding	228,240	225,920	218,695
Basic earnings per share	$3.12	2.48	3.58
Diluted earnings per share	$2.80	2.15	3.11

(1)
Interest on the 2.00% convertible senior notes due 2020 was included for the years ended November 30, 2013 and 2012 because the holders of the 2.00% convertible senior notes due 2020 converted the notes into shares of Class A common stock on November 30, 2013.

For the years ended November 30, 2014, 2013 and 2012, there were no options to purchase shares of common stock that were outstanding and anti-dilutive.